Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Securities Purchase Agreement

On July 25, 2022, the Company entered into and closed securities purchase agreements with five accredited investors for debentures in the principal amount of $2,150,000, 1,075,000 Series E Common Stock Purchase Warrants to purchase shares of the Company’s Common Stock, and 2,000,000 Series F Common Stock Purchase Warrants to purchase shares of Common Stock.

The debentures have an original issue discount of 10%, have a maturity date of November 30, 2022, may be extended by six months at the Company’s option subject to certain conditions, and are convertible into shares of Common Stock at a conversion price of $2.00 per share, subject to adjustment upon certain events including a one-time adjustment to the price of the Common Stock offered in the Rights Offering (as defined therein), with such adjusted conversion price not to be lower than $1.25.

The Warrants are immediately exercisable for a term of five years until July 25, 2027. The Series E Warrants are exercisable at an exercise price of $3.00, subject to adjustment upon certain events including a one-time adjustment to the price of the Common Stock offered in the Rights Offering, with such adjusted exercise price not to be lower than $1.01. The Series F Warrants are exercisable at an exercise price of $6.00 subject to adjustment upon certain events including a one-time adjustment to the price of the Common Stock offered in the Rights Offering, with such adjusted exercise price not to be lower than $1.01. The Warrants provide for cashless exercise to the extent that there is no registration statement available for the underlying shares of Common Stock. The shares underlying the Debentures, the Series E Warrants and the Series F Warrants are to be registered within 90 days of the Effective Date.

Trigger of Price Reset

On July 29, 2022, the Company announced that it was not moving forward with its previously announced Rights Offering. In doing so, it triggered a price reset in the Securities Purchase Agreements entered into on May 31, 2022 and the Securities Purchase Agreements entered into on July 25, 2022. As a result of this price reset, the May 31, 2022 debentures now have a conversion price of $1.00, and both the Series C and Series D warrants have exercise prices of $0.96. As a result of the price reset, the July 25, 2022 debentures now have a conversion price of $1.25, and both the Series E and Series F warrants have exercise prices of $1.01.

Acquisition of Orbit

On August 1, 2022 the Company entered into a Membership Interest Purchase (the “Agreement”) with Zachary Shenkman, Wuseok Jung, Wesley Petry, Nicholas Scibilia, Gary Rettig, Brandon Fallin (collectively the “Sellers”), whereby the Company purchased a majority stake in Orbit Media LLC, a New York limited liability company whose product is an app-based stock trading platform designed to empower a new generation of investors, providing users with a like-minded community as well as access to tools, content, and other resources to learn, train, and excel in the financial markets. Pursuant to the Agreement, Creatd acquired fifty one percent (51%) of the issued and outstanding membership interests of Orbit Media LLC for consideration of forty-four thousand dollars ($44,000) in cash and 57,576 shares of the Company’s Common Stock.

Consultant Shares

Subsequent to June 30, 2022, the Company issued 55,000 shares of Common Stock to consultants.

Note 17 – Subsequent Events

Board of Directors and Management

Appointment of New Directors

On February 17, 2022, the Board of Directors (the “Board”) of the Company appointed Joanna Bloor, Brad Justus, and Lorraine Hendrickson to serve as members of the Board. Ms. Bloor has been nominated to, and will serve as, chair of the Compensation Committee, and to be a member of the Audit Committee and Nominating & Corporate Governance Committee. Mr. Justus has been nominated, and will serve as, chair of the Nominating & Corporate Governance Committee, and to be a member of the Compensation Committee and Audit Committee. Ms. Hendrickson has been nominated to, and will serve as, chair of the Audit Committee and to be a member of the Compensation and Nominating & Corporate Governance Committee.

Departure of Directors

On February 17, 2022, the Board received notice that effective immediately, Mark Standish resigned as Chair of the Board, Chair of the Audit Committee and as a member of the Compensation Committee and Nominating & Corporate Governance Committee; Leonard Schiller resigned as member of the Board, Chair of the Compensation Committee and as a member of the Audit Committee and Nominating & Corporate Governance Committee; and LaBrena Martin resigned as a member of the Board, Chair of the Nominating & Corporate Governance Committee and as a member of the Audit Committee and Compensation Committee. Such resignations are not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

Management Restructuring

On February 17, 2022, the Board of the Company approved the restructuring of the Company’s senior management team to eliminate the Co-Chief Executive Officer role, appointing Jeremy Frommer as Executive Chairman and Founder, and appointing Laurie Weisberg as Chief Executive Officer (the “Second Restructuring”). Prior to the Second Restructuring, Mr. Frommer and Ms. Weisberg served as the Company’s co-Chief Executive Officers and Ms. Weisberg served as the Company’s Chief Operating Officer. The Second Restructuring does not impact the role or functions of the Company’s Chief Financial Officer, Chelsea Pullano, or the role or functions of the Company’s President and Chief Operating Officer, Justin Maury.

Securities Purchase Agreement

On March 1, 2022, the Company entered into securities purchase agreements with twenty-eight accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share.

Nasdaq Notice of Delisting

On March 1, 2022, the Company received a letter (the “Letter”) from the staff of The Nasdaq Capital Market (the “Exchange”) notifying the Company that the Exchange has determined to delist the Company’s common stock from the Exchange based on the Company’s Market Value of Listed Securities for the 30-consecutive day period between January 15, 2022 and February 25, 2022 falling short of the requirements under Listing Rule 5550(b)(2) (the “Rule”). Although a 180-day period is typically allowed for an issuer to regain compliance, the Company is not eligible to use such compliance period, as the Exchange had instituted a Panel Monitor through March 9, 2022.

The Company is pursuing an appeal to the Panel of such determination, in accordance with the Exchange’s rules and, pursuant to such request by the Company to appeal, the delisting of the Company’s securities and the Form 25 Notification of Delisting filing will be stayed pending the Panel’s decision.

The Company intends to present to the Panel evidence that the Company has regained compliance with the Rule; however, there can be no assurance that the Panel will grant the Company’s request for continued listing.

The Letter has no immediate impact on the listing of the Company’s common stock or warrants, which will continue to be listed and traded on the Exchange, subject to the Company’s compliance with other continued listing requirements. The Company’s receipt of the Letter does not affect the Company’s business, operations or reporting requirements with the Securities and Exchange Commission.

Registered Direct Offering

On March 7, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with thirteen accredited investors resulting in the raise of $2,659,750 in gross proceeds to the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell in a registered direct offering an aggregate of 1,519,857 shares of the Company’s common stock together with warrants to purchase an aggregate of 1,519,857 shares of Common Stock at an exercise price of $1.75 per share. The warrants are immediately exercisable and will expire on March 9, 2027.

Acquisition of Denver Bodega, LLC d/b/a Basis

On March 7, 2022, the Company entered into a Membership Interest Purchase (the “Agreement”) with Henry Springer and Kyle Nowak (collectively the “Sellers”), whereby the Company purchased a majority stake in Denver Bodega, LLC, a Colorado limited liability company whose product is Basis, a direct-to-consumer functional beverage brand that makes high-electrolyte mixes meant to aid hydration. Pursuant to the Agreement, Creatd acquired all of the issued and outstanding membership interests of Denver Bodega, LLC for consideration of one dollar ($1.00), as well as the Company’s payoff, assumption, or satisfaction of certain debts and liabilities totaling $278,163.

Settlement of Home Revolution Litigation

On March 3, 2022, after substantial motion practice, Creatd successfully settled the dispute with Home Revolution, LLC for a total of $799,000, which includes $660,000 of note principal and $139,000 of accrued interest. The matter has been dismissed.

Note Conversions

Subsequent to December 31, 2021, a total of $168,850 in principal of convertible notes converted into 109,435 shares of common stock.

Promissory Note

Subsequent to December 31, 2021, the Company entered into one promissory note agreement with net proceeds of $300,000 and one promissory note agreement with net proceeds of AUD$224,540.

Consultant Shares

Subsequent to December 31, 2021, the Company issued 183,590 shares of Common Stock to consultants.

Employment Agreements

On April 5, 2022, upon the recommendation of the Compensation Committee of the Board, the Board approved employment agreements with, and equity issuances for, (i) Jeremy Frommer, Executive Chairman, who will receive (a) an signing award of $80,000, (b) an annual salary of $420,000; (c) 121,000 options, to vest immediately with a strike price of $1.75, and (d) 50,000 shares of the Company’s restricted common stock; (ii) Laurie Weisberg, Chief Executive Officer, who will receive (a) an annual salary of $475,000; (b) 121,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; (iii) Justin Maury, Chief Operating Officer & President, who will receive (a) an annual salary of $475,000 (b) 81,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; and (iv) Chelsea Pullano, Chief Financial Officer, who will receive (a) an annual salary of $250,000; (b) 37,000 options, to vest immediately with a strike price of $1.75, and (c) 35,000 shares of the Company’s restricted common stock (collectively, the “Executive Employment Arrangements”).

Pursuant to the Executive Employment Arrangements, the Company entered into executive employment agreements with each of the respective executives as of April 5, 2022 (the “Executive Employment Agreements”). The Executive Employment Agreements contain customary terms, conditions and rights.

The foregoing descriptions of the Executive Employment Agreements do not purport to be complete and are qualified in their entirety by reference to the forms of Amended Executive Employment Agreements, copies of which are filed as Exhibits 10.40, 10.41, 10.42 and 10.43 to this Annual Report on Form 10-K and is incorporated herein by reference.